Other Commitments and Contingencies - Pledged Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Book value of vessels secured against loans	$ 1,127,677	$ 1,242,342